Debt - Convertible Bonds (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Feb. 08, 2023 USD ($)	May 31, 2018 USD ($)
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares		$ 63.5892
$350 million Convertible Bonds
Debt Instrument [Line Items]
Principal		$ 350,000,000		$ 350,000,000
Conversion price (in dollars per share) | $ / shares		$ 63.5892
Conversion of bonds into shares (in shares) | shares		5,504,079
Debt instrument, interest rate		3.875%
Senior unsecured convertible bonds, due 2028 | Subsequent event
Debt Instrument [Line Items]
Principal	$ 250,000,000		$ 250,000,000
Conversion price (in dollars per share) | $ / shares	$ 7.3471
Conversion of bonds into shares (in shares) | shares	34,027,031
Debt instrument, interest rate	5.00%
Minimum bond proceeds	$ 100,000,000
Senior secured bonds, due 2026 | Subsequent event
Debt Instrument [Line Items]
Principal	$ 150,000,000
Debt instrument, interest rate	9.50%
Purchase price percentage	101.00%
Default conditions, value of assets	$ 10,000,000
Senior secured bonds, due 2026 | Subsequent event | Period 1
Debt Instrument [Line Items]
Minimum book equity ratio	20.00%
Minimum cash requirement	$ 15,000,000
Senior secured bonds, due 2026 | Subsequent event | Period 2
Debt Instrument [Line Items]
Minimum book equity ratio	25.00%
Minimum cash requirement	$ 50,000,000